Fair Value of Financial Instruments - Summary of Fair Value Information of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables	$ 49,838		$ 45,289
Loans	333,403	[1]	334,693	[1]
Debt, net	(900,133)		(1,025,160)
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables	38,650		36,700
Loans	333,176	[1]	335,595	[1]
Debt, net	$ (960,354)		$ (1,082,333)

[1]	Excludes loans related to the Ernest Transaction since they are recorded at fair value and discussed below.